Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of recoverable taxes

	2022	2021

Prepayments of income taxes (IRPJ and CSLL)	142,708	146,636
Contributions over revenue (PIS and COFINS)	19,453	5,654
Taxes on services (ISS)	1,087	1,026
Total	163,248	153,316

Current	163,248	153,316
Non-current	—	—